Commitments and Contingencies - Additional Information - Salamander (Detail) (USD $)			1 Months Ended	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	May 31, 2013 Navion Clipper [Member]	Jun. 30, 2014 Navion Clipper [Member]
Loss Contingencies [Line Items]
Operating lease arrangement period, lessor				10 years
Expected cost of project			$ 73,000,000
Payments made towards commitment	$ 34,073,000	$ 31,675,000		$ 39,900,000